Loss on Sale and Write down of Vessels - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2012 Conventional Tanker Segment [Member] Tank	Dec. 31, 2011 Conventional Tanker Segment [Member] Tank	Dec. 31, 2012 Shuttle tanker segment [Member] Tank	Sep. 30, 2012 Shuttle tanker segment [Member] Tank	Dec. 31, 2012 Shuttle tanker segment [Member] Vessel Tank	Dec. 31, 2011 Shuttle tanker segment [Member] Vessel	Dec. 31, 2011 FSO Segment [Member] Vessel	Sep. 30, 2011 Luzon Spirit and Leyte Spirit [Member] Tank
Impaired Long-Lived Assets Held and Used [Line Items]
Number of impaired vessels			4	5	1	1	5	3	2	2
Early termination fee	$ 14.7
Number of vessels whose estimated fair value was determined using an appraised value	8	9
Number of vessels whose estimated fair value was determined using discounted cash flow method							1		1